SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

19. SHARE-BASED COMPENSATION

Compensation expenses recognized for share-based awards granted by the Group were as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Included in:
Cost of revenues	406,131	356,844	502,523
Sales and marketing expenses	110,446	121,396	180,465
General and administrative expenses	595,732	1,659,755	2,345,895
Research and development expenses	425,978	287,254	186,666
Total	1,538,287	2,425,249	3,215,549
Share‑based compensation related to share options (a)	1,504,025	970,551	771,151
Share‑based compensation related to restricted share units (b)	34,262	361,071	813,294
Share-based compensation related to restricted shares (c)	—	1,093,627	1,631,104
Total	1,538,287	2,425,249	3,215,549

There was no income tax benefit recognized in the consolidated statements of comprehensive income (loss) for share-based compensation expenses and the Group did not capitalize any of the share-based compensation expenses as part of the cost of any assets during the years ended December 31, 2021, 2022 and 2023.

19. SHARE-BASED COMPENSATION (CONTINUED)

(a)  Share-based compensations related to share options

2018 Share Option Plan

On August 20, 2018, the Group adopted the “Pre-IPO Share Option Scheme” (the “2018 Share Option Plan”), an equity-settled share-based compensation plan with the purpose of providing incentives and rewards to its employees, directors and consultants of the Group who have contributed or will contribute to the Group. The maximum number of shares that may be issued under the 2018 Share Option Plan shall be 350,225,435 Class A Ordinary Shares of the Group on December 28, 2018. Share options granted under 2018 Share Option Plan have a contractual term of ten years from the stated vesting commencement date, and are generally scheduled to be vested over continuous service period of one to five years.

Under the 2018 Share Option Plan, share options granted to employees of the Group are only exercisable upon the occurrence of an initial public offering of the Group.

The following table summarizes activities of the Company’s share options under 2018 Share Option Plan as converted to the number of ordinary shares of the Company:

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options	exercise	contractual	intrinsic
	outstanding	price	life	value
		US$	In Years	US$ (in thousands)
Outstanding as of December 31, 2020	138,381,390	0.00002	8.29	2,838,661
Granted	20,341,532	0.00002
Exercised	(57,076,970)	0.00002
Forfeited	(8,913,268)	0.00002
Outstanding as of December 31, 2021	92,732,684	0.00002	8.11	621,926

Outstanding as of December 31, 2021	92,732,684	0.00002	8.11	621,926
Granted	4,073,400	0.00002
Exercised	(24,383,373)	0.00002
Forfeited or Cancelled or Lapsed	(12,600,293)	0.00002
Outstanding as of December 31, 2022	59,822,418	0.00002	7.30	278,373

Outstanding as of December 31, 2022	59,822,418	0.00002	7.30	278,373
Exercised	(17,029,713)	0.00002
Forfeited or Cancelled	(2,443,122)	0.00002
Outstanding as of December 31, 2023	40,349,583	0.00002	6.39	218,022
Vested and exercisable as of December 31, 2021	10,816,028	0.00002	6.96	72,539
Vested and exercisable as of December 31, 2022	8,393,147	0.00002	6.56	39,056
Vested and exercisable as of December 31, 2023	7,610,018	0.00002	5.81	41,119

The weighted-average grant date fair value for options granted under 2018 Share Option Plan for the years ended December 31, 2021, and 2022 was US$15.7 and US$5.8, respectively, computed using the binomial option pricing model. No share option was granted under 2018 Share Option Plan for the year ended December 31, 2023.

During the years ended December 31, 2021, 2022 and 2023, the aggregate intrinsic value of share options exercised was US$788 million, US$129 million and US$93 million, respectively.

The total share-based compensation expenses recognized for share options during the years ended December 31, 2021, 2022 and 2023 was RMB1,504.0 million, RMB970.6 million and RMB771.2 million.

19. SHARE-BASED COMPENSATION (CONTINUED)

The fair value of each option granted under the Company’s Share Awards in 2018 Share Option Plan for the years ended December 31, 2021 and 2022 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	For the Year Ended December 31,
	2021	2022
Exercise price (US$)	US$ 0.00002	US$ 0.00002
Fair value of ordinary shares (US$)	5.51~22.33	3.72 ~ 6.31
Expected volatility	51.0%~52.2%	48.8% ~ 52.6%
Excepted term (in years)	10	10
Expected dividend yield	0%	0%
Risk‑free interest rate	1.9%~2.3%	2.3% ~ 4.2%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group did not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2023, there was RMB716.0 million of unrecognized compensation expense related to the share options granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 1.4 years and may be adjusted for future changes in forfeitures.

(b)  Share-based compensations related to restricted share units

2020 Share Incentive Plan

In July 2020, the Group adopted a 2020 Global Share Incentive Plan (the “2020 Share Incentive Plan”), pursuant to which the maximum number of shares of the Group available for issuance pursuant to all awards under the 2020 Share Incentive Plan (the “Award Pool”) shall initially be 80,000,000 shares, plus an annual increase on the first day of each fiscal year of the Group during the ten-year term of this plan commencing with the fiscal year beginning January 1, 2021, by an amount equal to the lesser of (i) 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year, and (ii) such number of shares as may be determined by the Board. The size of the Award Pool to be equitably adjusted in the event of any share dividend, subdivision, reclassification, recapitalization, split, reverse split, combination, consolidation or similar transactions.

In April 2022, the Group adopted the amended 2020 Global Share Incentive Plan (the “Amended 2020 Share Incentive Plan”), under which the maximum aggregate number of Class A Ordinary Shares, per value of US$0.00002 each, may be issued pursuant to all awards under the Amended 2020 Plan is 253,246,913 upon the Listing.

Pursuant to the Amended 2020 Share Incentive Plan, 46,425,615 restricted share units have been granted to employees of the Group during the year ended December 31, 2023, which are generally scheduled to be vested over continuous service period of one to five years.

19. SHARE-BASED COMPENSATION (CONTINUED)

The following table summarizes activities of the Group’s restricted share units under 2020 Share Incentive Plan:

	Number of RSU	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2020	—	—
Granted	2,525,730	11.85
Forfeited	(83,607)	15.89
Outstanding as of December 31, 2021	2,442,123	11.72

Outstanding as of December 31, 2021	2,442,123	11.72
Granted	44,012,712	5.90
Vested	(576,720)	7.89
Forfeited	(4,375,617)	7.05
Outstanding as of December 31, 2022	41,502,498	6.08

Outstanding as of December 31, 2022	41,502,498	6.08
Granted	46,425,615	6.03
Vested	(5,963,517)	5.90
Forfeited or Cancelled	(2,002,524)	6.21
Outstanding as of December 31, 2023	79,962,072	6.07

The total share-based compensation expenses recognized for restricted share units for the year ended December 31, 2021, 2022 and 2023 was RMB34.3 million, RMB361.1 million and RMB813.3 million.

As of December 31, 2023, there was RMB2,294.5 million of unrecognized compensation expense related to restricted share units granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 2.8 years and may be adjusted for future changes in forfeitures.

The total fair value of shares vested for restricted share units for the year ended December 31, 2021, 2022 and 2023 was nil, RMB29.6 million and RMB231.1 million.

19. SHARE-BASED COMPENSATION (CONTINUED)

(c) Share-based compensation related to restricted shares

2022 Share Incentive Plan

In May 2022, the Group adopted a 2022 Global Share Incentive Plan (the “2022 Share Incentive Plan”), pursuant to which the maximum number of shares of the Group available for issuance pursuant to all awards under the 2022 Share Incentive Plan (the “Award Pool”) shall be 125,692,439.

Pursuant to the 2022 Share Incentive Plan, 71,824,250 and 53,868,189 restricted Class A ordinary shares have been issued to Mr. PENG Yongdong, chairman and chief executive officer of the Group, and Mr. SHAN Yigang, an executive director of the Group, on May 5, 2022. Such restricted shares are not transferable and may not be sold, pledged or otherwise disposed of and are not entitled to receive dividends paid. Such restrictions will be removed in whole in five years from May 5, 2022 with restriction on certain portion being removed in each year, subject to the approval by a resolution of the Compensation Committee of the Board. The restricted shares are granted in two agreements and the vesting schedule according to each restricted share agreement is as below:

—50% of the restrictions on transfer and dividend rights of the restricted shares are removed on the first and second anniversary of the stated vesting commencement date respectively;

—One-third of the restrictions on transfer and dividend rights of the restricted shares are removed on the third, fourth and fifth anniversary of the stated vesting commencement date respectively.

In May 2023, the restrictions on transfer and dividend rights of 50% of the restricted shares granted to Mr. Peng Yongdong and Mr. Shan Yigang are removed upon vesting, which was approved by the Compensation Committee of the Board.

The previous resolution for removing the restrictions on certain portion of the Restricted Shares was resolved to be null and void by the Compensation Committee in September 2023 after a discussion with Mr. Peng Yongdong and Mr. Shan Yigang. Such portion of the Restricted Shares will continue to be subject to the restrictions.

RMB809.4 million and RMB1,225.9 million has been recognized following the original vesting schedule of the restricted shares for the years ended December 31, 2022 and 2023, respectively. No additional compensation charge related to the re-restriction of these shares for the year ended December 31, 2023.

Shengdu Acquisition

According to the amended acquisition agreement signed between the Group, Shengdu and Shengdu’s original shareholders, the Group issued 44,315,854 restricted Class A Ordinary Shares to the Shengdu’s original shareholders to acquired Shengdu’s 51% equity interest on April 20, 2022. Such restricted shares are restricted from the transfer, sale, pledge or any other form of disposal. 30%, 30% and 40% of the restrictions on the restricted shares are removed on the first, second and third anniversary of the stated vesting commencement date respectively.

19. SHARE-BASED COMPENSATION (CONTINUED)

The following table summarizes activities of the Group’s restricted shares under 2022 Share Incentive Plan and Shengdu Acquisition:

	Number of
	restricted shares	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2021	—	—
Granted	170,008,293	4.38
Outstanding as of December 31, 2022	170,008,293	4.38

Outstanding as of December 31, 2022	170,008,293	4.38
Vested*	(13,292,404)	4.29
Outstanding as of December 31, 2023	156,715,889	4.39
*	16,416,972 and 12,312,729 restricted shares granted to Mr. PENG Yongdong and Mr. SHAN Yigang that vested and re-restricted during the year 2023 are presented on a net basis.

The total share-based compensation expenses recognized for restricted shares for the year ended December 31, 2022 and 2023 was RMB1,093.6 million and RMB1,631.1 million.

As of December 31, 2023, there was RMB2,132.2 million of unrecognized compensation expense related to restricted shares granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 2.5 years and may be adjusted for future changes in forfeitures.

The total fair value of shares vested for restricted shares for the year ended December 31, 2022 and 2023 was nil and RMB364.9 million.